Share-based payment arrangements - Summary of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	3,749,230	4,250,738	5,092,388
Option outstanding, Weighted average exercise price	$ 11.32	$ 11.32	$ 11.56
Employee stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	3,749,230
Option outstanding, weighted average remaining contractual life (years)	3 years 8 months 8 days
Option outstanding, Weighted average exercise price	$ 11.32
Shares, exercisable (in shares) | shares	1,834,985
Weighted average exercise price, exercisable (in CDN$ per share)	$ 8.92
Employee stock option plan | $5.00 to $5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	862,128
Option outstanding, weighted average remaining contractual life (years)	2 years 1 month 28 days
Option outstanding, Weighted average exercise price	$ 5.68
Shares, exercisable (in shares) | shares	862,128
Weighted average exercise price, exercisable (in CDN$ per share)	$ 5.68
Employee stock option plan | $5.00 to $5.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	5.00
Employee stock option plan | $5.00 to $5.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 5.99
Employee stock option plan | $6.00 to $6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	121,666
Option outstanding, weighted average remaining contractual life (years)	1 year 3 months 18 days
Option outstanding, Weighted average exercise price	$ 6.20
Shares, exercisable (in shares) | shares	121,666
Weighted average exercise price, exercisable (in CDN$ per share)	$ 6.20
Employee stock option plan | $6.00 to $6.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	6.00
Employee stock option plan | $6.00 to $6.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 6.99
Employee stock option plan | $10.00 to $10.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	152,941
Option outstanding, weighted average remaining contractual life (years)	2 years 11 months 1 day
Option outstanding, Weighted average exercise price	$ 10.40
Shares, exercisable (in shares) | shares	152,941
Weighted average exercise price, exercisable (in CDN$ per share)	$ 10.40
Employee stock option plan | $10.00 to $10.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	10.00
Employee stock option plan | $10.00 to $10.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 10.99
Employee stock option plan | $12.00 to $12.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	609,751
Option outstanding, weighted average remaining contractual life (years)	3 years 2 months 4 days
Option outstanding, Weighted average exercise price	$ 12.90
Shares, exercisable (in shares) | shares	398,467
Weighted average exercise price, exercisable (in CDN$ per share)	$ 12.90
Employee stock option plan | $12.00 to $12.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	12.00
Employee stock option plan | $12.00 to $12.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 12.99
Employee stock option plan | $13.00 to $13.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	1,969,393
Option outstanding, weighted average remaining contractual life (years)	4 years 8 months 23 days
Option outstanding, Weighted average exercise price	$ 13.63
Shares, exercisable (in shares) | shares	288,666
Weighted average exercise price, exercisable (in CDN$ per share)	$ 13.25
Employee stock option plan | $13.00 to $13.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	13.00
Employee stock option plan | $13.00 to $13.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 13.99
Employee stock option plan | $14.00 to $14.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	33,351
Option outstanding, weighted average remaining contractual life (years)	4 years 2 months 23 days
Option outstanding, Weighted average exercise price	$ 14.60
Shares, exercisable (in shares) | shares	11,117
Weighted average exercise price, exercisable (in CDN$ per share)	$ 14.60
Employee stock option plan | $14.00 to $14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	14.00
Employee stock option plan | $14.00 to $14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 14.99